Stock Options	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

8. Stockholders’ Equity

Offering of Stock Options

In connection with the employment agreement signed with the Chief Financial Officer on April 11, 2016, Jonathan Adams received options to acquire 3 million shares exercisable at $0.06 per share, the closing price on that date. These Options Group A shall become vested and exercisable (i) as to 1 million shares on April 11, 2017, (ii) as to 1 million shares on April 11, 2018, and (iii) as to 1 million shares on April 11, 2019.

The fair market value of the stock options is estimated using the Black Scholes valuation model and the Company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatilities of 3 comparable companies of the daily closing price of their respective common stock; the expected term of options granted is based on the average time outstanding method; and the risk free interest rate is based on the US Treasury bonds issued with similar life terms to the expected life of the grant.

The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	4/11/2016	4/11/2016	4/11/2016
Stock Price	$0.06	$0.06	$0.06
Exercise Price	$0.06	$0.06	$0.06
Term (expected term for options)	1.00	2.00	3.00
Volatility	56.49%	58.45%	97.82%
Annual Rate of Quarterly Dividends	0.00%	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	0.53%	0.70%	0.85%
Call Option Value ($Millions)	$0.01	$0.02	$0.04
Fair Value	$13,467	$19,523	$36,489

The Company issued stock options to consultants and board of directors for services provided to the company. The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	11/16/2016	12/18/2016
Stock Price	$0.25	$0.21
Exercise Price	$0.25	$0.21
Term (expected term for options)	2.00	2.00
Volatility	43.12%	43.12%
Annual Rate of Quarterly Dividends	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	1.02%	1.15%
Call Option Value ($Millions)	$0.06	$0.05
Fair Value	$30,919	$15,646

Stock option transactions under the Company’s plans for the years ended December 31, 2016 is summarized below:

Weighted
		Weighed-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
Options	(Thousands)	Price	Term	(Thousands)
Outstanding at June 30, 2016	3,000	0.06	2	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2016	3,000	0.06	2	—
Granted	800	0.24	2	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2016	3,800	0.10	2	—

The compensation expense includes $8,848 related to the stock options described above. The Legal and Professional fee includes $2,416 related to the stock options described above.

Offerings of Common Stock and Warrants

In September 2016, the Company sold and issued an aggregate of 49,999 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $5,000. The purchase price for the common stock was $0.10 per share.

In October 2016, the Company sold and issued an aggregate of 225,000 shares of common stock and warrants to purchase 112,500 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $45,000. The purchase price for the common stock and warrants was $0.20 per unit. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

In November 2016, the Company sold and issued an aggregate of 250,000 shares of common stock and warrants to purchase 125,000 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $50,000. The purchase price for the common stock and warrants was $0.20 per unit. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

8. Stock Options

In connection with the employment agreement signed with the Chief Financial Officer on April 11, 2016, Jonathan Adams was granted options to acquire 3 million shares exercisable at $0.06 per share, the closing price on that date. These Options Group A shall become vested and exercisable (i) as to 1 million shares on April 11, 2017, (ii) as to 1 million shares on April 11, 2018, and (iii) as to 1 million shares on April 11, 2019.

The fair market value of the stock options is estimated using the Black Scholes valuation model and the Company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatilities of 3 comparable companies of the daily closing price of their respective common stock; the expected term of options granted is based on the average time outstanding method; and the risk free interest rate is based on the US Treasury bonds issued with similar life terms to the expected life of the grant.

The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	4/11/2016	4/11/2016	4/11/2016
Stock Price	$0.06	$0.06	$0.06
Exercise Price	$0.06	$0.06	$0.06
Term (expected term for options)	1.00	2.00	3.00
Volatility	56.49%	58.45%	97.82%
Annual Rate of Quarterly Dividends	0.00%	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	0.53%	0.70%	0.85%
Call Option Value ($Millions)	$0.01	$0.02	$0.04
Fair Value	$13,467	$19,523	$36,489

Stock option transactions under the Company’s plans for the years ended June 30, 2016 is summarized below:

Weighted
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
Options	(Thousands)	Price	Term	(Thousands)
Outstanding at July 1, 2015	—	—	—	—
Granted	3,000	0.06	2	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at June 30, 2016	3,000	0.06	2	—

The compensation expense includes $7,875 related to the stock options described above.